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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number:    028-05991
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Margaret St. Clair             Wellesley, Massachusetts      April 6, 2005
-------------------------------    ------------------------      -------------
      [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    Form 13F File Number        Name

       28-05989                 Amelia Peabody Foundation
       ---------------          ------------------------------------


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               ---------------------

Form 13F Information Table Entry Total:        26
                                               ---------------------

Form 13F Information Table Value Total:        $1,178 (in thousands)
                                               ---------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.           28-05993                  Philip B. Waring
    ------       -----------------         ---------------------------------


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                           FORM 13F INFORMATION TABLE
-------------------------------------------------------------------------------
             MARGARET ST. CLAIR FOR QUARTER ENDED DECEMBER 31, 2004

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   COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5            COLUMN 6      COLUMN 7            COLUMN 8
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NAME OF ISSUER     TITLE OF CLASS    CUSIP      VALUE      SHRS OR   SH/ PUT/    INVESTMENT      OTHER          VOTING AUTHORITY
                                              (X $1000)    PRN AMT   PRN CALL    DISCRETION     MANAGERS     SOLE    SHARED   OTHER
-----------------------------------------------------------------------------------------------------------------------------------
 Aberdeen Asia
 Pacific Income       Exchange
     Fund           Traded Fund   003009107    $    2          300        SH    Shared-Other        1          300
-----------------------------------------------------------------------------------------------------------------------------------
Aberdeen Global       Exchange
  Income Fund       Traded Fund   003013109    $    7          500        SH    Shared-Other        1          500
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr MSCI      Exchange
Emerging Markets    Traded Fund   464287234    $   13           65        SH    Shared-Other        1           65
-----------------------------------------------------------------------------------------------------------------------------------
 Ishares Tr S&P
    Global
Telecommunications   Exchange
    Sector          Traded Fund   464287275    $   42          800        SH    Shared-Other        1          800
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P
Global Financial     Exchange
    Sector          Traded Fund   464287333    $   54          800        SH    Shared-Other        1          800
-----------------------------------------------------------------------------------------------------------------------------------
 Ishares Tr
Goldman Sachs        Exchange
Nat Res Index       Traded Fund   464287374    $   57          450        SH    Shared-Other        1          450
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr
 S&P 500/            Exchange
BARRA Value         Traded Fund   464287408    $   43          700        SH    Shared-Other        1          700
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Russell
  1000 Value         Exchange
  Index Fund        Traded Fund   464287598    $   79        1,200        SH    Shared-Other        1         1,200
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Russell
1000 Growth Index    Exchange
     Fund           Traded Fund   464287614    $   68        1,400        SH    Shared-Other        1         1,400
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow
 Jones US Indl       Exchange
 Sector Index       Traded Fund   464287754    $   39          700        SH    Shared-Other        1           700
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Russell
  2000 Value         Exchange
  Index Fund        Traded Fund   464287630    $   67          350        SH    Shared-Other        1           350
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Dow
  Jones US           Exchange
 Healthcare        Traded Fund    464287762    $   52          900        SH    Shared-Other        1           900
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow
Jones US Energy      Exchange
Sector Index Fd    Traded Fund    464287796    $   62        1,000        SH    Shared-Other        1         1,000
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR Dow
Jones US Basic       Exchange
  Materials        Traded Fund    464287838    $   25          500        SH    Shared-Other        1           500
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Asia Pacific         Exchange
   Fund            Traded Fund    61744U106    $   32        2,500        SH    Shared-Other        1         2,500
-----------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100           Exchange
 Tr Unit           Traded Fund    631100104    $   60        1,500        SH    Shared-Other        1         1,500
-----------------------------------------------------------------------------------------------------------------------------------
Templeton            Exchange
Dragon Fund        Traded Fund    88018T101    $   10          600        SH    Shared-Other        1           600
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Templeton            Exchange
Russia Fund        Traded Fund    88022F105    $    6          160        SH    Shared-Other        1           160
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Ishares Inc MSCI
Pacific Ex Japan
   Index Fd        Common Stock   464286665    $   54          600        SH    Shared-Other        1           600
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr Dow
Jones Select Divid
   Index FD        Common Stock   464287168    $  121         2000        SH    Shared-Other        1          2000
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P
 Global Energy
Sector Index Fd    Common Stock   464287341    $   50          700        SH    Shared-Other        1           700
-----------------------------------------------------------------------------------------------------------------------------------
Ishares TR S&P
 Small Cap
 600/Barra
Growth Index       Common Stock   464287887    $   53          500        SH    Shared-Other        1           500
-----------------------------------------------------------------------------------------------------------------------------------
Ishares Tr S&P
  Small Cap
  600/Barra
 Value Index       Common Stock   464287879    $   84          700        SH    Shared-Other        1           700
-----------------------------------------------------------------------------------------------------------------------------------
 Ishares Trust
 Goldman Sachs
  Tech Index       Common Stock   464287549    $   46         1000        SH    Shared-Other        1          1000
-----------------------------------------------------------------------------------------------------------------------------------
 Oil Service
Holders Tr Oil
Service Hldg Co
 Dep Rcpts         Common Stock   678002106    $   49          600        SH    Shared-Other        1           600
-----------------------------------------------------------------------------------------------------------------------------------
 Scudder Global
Commodities Stk
     FD Inc        Common Stock   81114Y108    $    3          200        SH    Shared-Other        1           200
-----------------------------------------------------------------------------------------------------------------------------------

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        TOTAL                                  $1,178
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